VESSEL AND CAPITALIZED DRY-DOCKING - Narrative (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) vessel	Jun. 30, 2023 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of non-current assets held for sale	$ 88.4	$ 15.3	$ 166.4
Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold during period | vessel	1	1	8
Gains on disposals of property, plant and equipment	$ 27.6	$ 3.5	$ 50.4
Number of vessels that were held for sale at the end of the previous reporting period that were delivered to new owners during the year | vessel	1	1	3
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 12.4	$ 10.8	$ 47.2
Vessels and capitalized dry-docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs	81.0	63.5	75.1
Disposals	58.5	11.7	111.4
Other plant and operating equipment | Administrative Expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense	0.7	1.7	2.5
Land and buildings | Administrative Expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense	$ 1.3	$ 1.2	$ 2.5